Income Taxes - Additional Information (Detail) - USD ($)	Jun. 30, 2021	Mar. 31, 2021
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Unrecognised tax benefits,amounts accrued for interest and penalties	$ 0	$ 0